POLICY ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2011
POLICY ACQUISITION COSTS
Schedule of policy acquisition costs deferred and amortized to income

(in thousands)	2011	2010	2009
Deferred policy acquisition costs (DAC), beginning of year	$74,435	$75,880	$78,520
VOBA*, CBIC - Acquisition date	10,822	—	—
Deferred:
Direct commissions	$116,206	$101,523	$100,727
Premium taxes	8,725	6,809	6,596
Other direct underwriting expenses	80,022	67,030	69,496
Ceding commissions	(24,721)	(24,472)	(26,156)
Net deferred	$180,232	$150,890	$150,663
Amortized	173,048	152,335	153,303
DAC/VOBA*, end of year	$92,441	$74,435	$75,880
Policy acquisition costs:
Amortized to expense — DAC	$165,378	$152,335	$153,303
Amortized to expense — VOBA	7,670	—	—
Period costs:
Ceding commission — contingent	(2,207)	(2,203)	(1,998)
Other	6,884	7,939	10,715
Total policy acquisition costs	$177,725	$158,071	$162,020

*Includes asset for value of business acquired (VOBA) in CBIC acquisition